Shareholder Report, Line Graph (Details) 191623_DoubleLine Shiller Enhanced CAPE_Class R6_TSR Annual {Class R6} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jul. 31, 2019	Mar. 31, 2026
Class R6
Account Value [Line Items]
Accumulated Value	$ 17,452	$ 16,039	$ 12,997	$ 14,770	$ 13,298	$ 7,785	$ 10,000	$ 17,905
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Index
Accumulated Value	$ 20,624	$ 19,052	$ 14,669	$ 15,897	$ 13,746	$ 8,792	$ 10,000	$ 24,296